UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575
Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley  Liquid Asset Fund Inc.

Portfolio of Investments November  30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (61.1%)
	Asset-Backed - Auto (8.1%)
$50,000	FCAR Owner Trust Series A1	1.97%	12/02/04	$49,997,264
865,000	FCAR Owner Trust	1.85-2.24	12/02/04-02/03/05	863,800,485
250,000	New Center Asset Trust Series A1	1.90-2.08	12/09/04-01/05/05	249,815,375
450,000	New Center Asset Trust	2.00-2.23	01/06/05-02/04/05	448,413,972
				1,612,027,096

	Asset-Backed - Corporate (0.2%)
40,000	CIESCO, LLC	2.19	01/10/05	39,903,111

	Asset-Backed - Mortgage (2.2%)
295,000	Mortgage Interest Networking Trust Series A1 P1	1.94-2.18	12/16/04-01/06/05	294,616,035
142,000	Mortgage Interest Networking Trust	2.02-2.04	12/23/04	141,824,354
				436,440,389

	Banking (2.1%)
88,900	Bank of America Corp.	2.23	02/07/05	88,527,213
100,000	Citicorp	2.03	12/10/04	99,949,250
240,000	State Street Corp.	1.99	01/14/05	239,419,200
				427,895,663

	Finance - Automotive (1.6%)
328,000	Toyota Motor Credit Corp.	1.90-2.26	12/01/04-02/01/05	327,465,581

	Finance- Consumer (1.3%)
250,000	Household Finance Corp.	1.95-2.00	12/02/04-12/03/04	249,978,194

	Financial Conglomerates (5.0%)
991,000	General Electric Capital Corp.	1.33-2.27	12/08/04-05/06/05	987,445,639

	International Banks (37.5%)
200,000	ANZ (DE) Inc.	1.74	12/07/04	199,942,333
945,000	Barclays U.S. Funding Corp.	1.85-2.25	12/03/04-02/03/05	944,038,306
85,000	BNP Paribas Finance, Inc.	2.21	01/24/05	84,719,500
950,000	Calyon North America, Inc.	1.85-2.28	12/10/04-02/22/05	948,104,917
100,000	Canadian Imperial Holdings Inc.	2.28	02/14/05	99,527,083
415,000	CBA (Delaware) Finance Inc.	1.94-2.25	12/31/04-02/18/05	413,216,569
100,000	Danske Corp.	1.89	12/16/04	99,921,667
100,000	Dexia Delaware LLC	1.86	12/02/04	99,994,861
450,000	HBOS Treasury Services plc	2.22-2.28	02/08/05-02/10/05	448,022,097
300,000	ING (U.S.) Funding LLC	2.01-2.03	12/14/04-12/20/04	299,736,333
100,000	National Australia Funding (Delaware)	2.01	12/13/04	99,933,000
150,000	Nordea North America Inc.	2.21	01/21/05	149,532,500
500,000	Rabobank USA Financial Corp.	1.97	12/29/04	499,237,778
945,000	Royal Bank of Canada	1.93-1.98	12/22/04-01/31/05	943,105,300
450,000	Royal Bank of Scotland plc	1.96-2.00	12/30/04-12/31/04	449,273,958
950,000	Societe Generale N.A., Inc.	1.85-1.89	12/01/04-12/17/04	949,503,472
300,000	Swedbank	1.99-2.17	12/30/04-01/12/05	299,369,778
312,000	UBS Finance (Delaware) LLC	1.24-1.99	12/03/04-12/31/04	311,645,589
140,000	Westpac Capital Corp.	2.14-2.24	02/03/05-02/22/05	139,415,678
				7,478,240,719

	Investment Banks/Brokers (3.1%)
625,000	Citigroup Global Markets Holdings Inc.	1.90-2.27	12/15/04-02/10/05	623,126,014

	Total Commercial Paper (Cost $12,182,522,406)			12,182,522,406

	U.S. Government & Agency Obligations (15.6%)
18,000	Federal Farm Credit Bank	2.29	07/21/05	17,738,420
622,000	Federal Home Loan Banks	1.53-2.24	12/01/04-04/27/05	617,738,799
417,000	Federal National Mortgage Assoc.	1.72-2.01	12/22/04-04/29/05	415,682,767
1,662,000	Freddie Mac	1.24-2.53	12/06/04-07/26/05	1,657,590,502
400,000	U.S. Treasury Bills	1.97-2.00	04/07/05-04/14/05	397,147,611

	Total U.S. Government & Agency Obligations (Cost $3,105,898,099)			3,105,898,099

	Certificates of Deposit (19.0%)
600,000	Branch Banking & Trust Co., N.C.	2.07-2.18	12/21/04-01/11/05	600,000,000
200,000	Citibank, N.A.	2.12	02/07/05	200,000,000
900,000	First Tennessee Bank, N.A.	1.92-2.27	12/21/04-02/09/05	900,000,000
300,000	State Street Bank & Trust Co.	1.91-1.97	12/20/04-12/27/04	300,000,000
900,000	Washington Mutual Bank, FA	1.97-2.08	12/20/04-12/30/04	900,000,000
900,000	Wells Fargo Bank, N.A.	1.84-2.16	12/02/04-01/12/05	900,000,000

	Total Certificates of Deposit (Cost $3,800,000,000)			3,800,000,000

	Short-Term Bank Notes (5.6%)
870,000	Bank of America, N.A.	1.92-2.17	12/31/04-02/04/05	870,000,000
250,000	Standard Federal Bank, N.A.	2.05	12/30/04	250,000,000

	Total Short-Term Bank Notes (Cost $1,120,000,000)			1,120,000,000

	Total Investments (Cost $20,208,420,505) (a)		101.3%	20,208,420,505

	Liabilities in Excess of Other Assets		(1.3)	(266,746,465)

	Net Assets		100.0%	$19,941,674,040

(a)  Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

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